                                                                                                                   March 12, 2007

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Municipal Trust
            Evergreen Municipal Bond Fund
            Registration Statement on Form N-14, Pre-Effective Amendment No. 1
            File Number:  333-140756

 Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Evergreen Municipal Trust (the "Trust").  This filing relates to the acquisition of the assets of Atlas National Municipal Bond Fund, a series of Atlas Funds, by and in exchange for shares of Evergreen Municipal Bond Fund, a series of the Trust.

This Amendment is being filed for the purposes of (i) incorporating comments received from the SEC into the filing of the Registration Statement on Form N-14 on February 16, 2007 (accession number 0000907244-07-000141) and (ii) making any other non-material changes to the filing. We are requesting that the Registration Statement become effective on March 16, 2007.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.

Enclosures

cc: Tim Diggins, Esq.